Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details)	Mar. 31, 2025	Sep. 30, 2024
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life		46 years
Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life		50 years
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Machinery and Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Automobiles [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Automobiles [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office and electric equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office and electric equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation and Amortization of Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years